N-2 - USD ($)				3 Months Ended													12 Months Ended
	Sep. 28, 2026	Mar. 17, 2025	Mar. 14, 2025	Mar. 17, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key	0001653384
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Runway Growth Finance Corp
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	2025
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—%	(1)
Offering expenses (as a percentage of offering price)	—%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	—%
Annual expenses (as a percentage of net assets attributable to common stock):
Management Fee payable under the Advisory Agreement	3.23%	(4) (8)
Incentive Fee payable under the Advisory Agreement	2.91%	(5) (8)
Interest payments and fees paid on borrowed funds	9.57%	(6) (8)
Other expenses	1.49%	(7) (8)
Total annual expenses	17.20%

(1) In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).

(2) A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.

(3) The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”

(4) Assumes the base management fee will be an amount equal to 0.375% (1.50% annualized) of our average daily Gross Assets during the most recently completed calendar quarter. See “Management and Other Agreements.”

(5) The incentive fee, which provides Runway Growth Capital with a share of the income that Runway Growth Capital generates for us, consists of an Investment Income Fee and a Capital Gains Fee.

  Under the Income Incentive Fee, we pay Runway Growth Capital each quarter an incentive fee with respect to our Pre-Incentive Fee net investment income. The Income Incentive Fee is calculated and payable quarterly in arrears based on the Pre-Incentive Fee net investment income for the immediately preceding fiscal quarter. Payments based on Pre-Incentive Fee net investment income will be based on the Pre-Incentive Fee net investment income earned for the quarter. Pre-Incentive Fee net investment income, expressed as a rate of return on the value of our net assets (defined as total assets less liabilities) at the end of the immediately preceding fiscal quarter, will be compared to a “hurdle rate” of 2.0% per quarter (8.0% annualized). We will pay Runway Growth Capital an Income Incentive Fee with respect to the our Pre-Incentive Fee net investment income in each calendar quarter as follows: (1) no Income Incentive Fee in any calendar quarter in which our Pre-Incentive Fee net investment income does not exceed the hurdle rate of 2.0%; (2) 80% of our Pre-Incentive Fee net investment income with respect to that portion of such Pre-Incentive Fee net investment income, if any, that exceeds the hurdle rate but is less than 2.667% in any calendar quarter (10.668% annualized) (the portion of our Pre-Incentive Fee net investment income that exceeds the hurdle but is less than 2.667% is referred to as the “catch-up”; the “catch-up” is meant to provide Runway Growth Capital with 20.0% of our Pre-Incentive Fee net investment income as if a hurdle did not apply if our Pre-Incentive Fee net investment income exceeds 2.667% in any calendar quarter (10.668% annualized)); and (3) 20.0% of the amount of our Pre-Incentive Fee net investment income, if any, that exceeds 2.667% in any calendar quarter (10.668% annualized) payable to Runway Growth Capital (once the hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee net investment income thereafter is allocated to Runway Growth Capital).

  Under the Capital Gains Fee, we will pay Runway Growth Capital, as of the end of each calendar year, 20.0% of our aggregate cumulative realized capital gains, if any, from the date of our election to be regulated as a BDC through the end of that calendar year, computed net of our aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid Capital Gains Fee. See “Management and Other Agreements.”

(6) Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under the Credit Agreement and the 2026 Notes and 2027 Notes. The assumed weighted average interest rate on our total debt outstanding was 7.41%. Assumes we have on average $362 million outstanding under the Credit Agreement and average $240 million in aggregate principal amount of the 2026 Notes and 2027 Notes outstanding. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7) Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “Management and Other Agreements.” We based these expenses on estimated amounts for the current fiscal year.

	(8) Estimated.
Sales Load [Percent]																	0.00%
Dividend Reinvestment and Cash Purchase Fees																	$ 0
Underwriters Compensation [Percent]	3.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]																	0.00%
Annual Expenses [Table Text Block]

	2025
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—%	(1)
Offering expenses (as a percentage of offering price)	—%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	—%
Annual expenses (as a percentage of net assets attributable to common stock):
Management Fee payable under the Advisory Agreement	3.23%	(4) (8)
Incentive Fee payable under the Advisory Agreement	2.91%	(5) (8)
Interest payments and fees paid on borrowed funds	9.57%	(6) (8)
Other expenses	1.49%	(7) (8)
Total annual expenses	17.20%

(1) In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).

(2) A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.

(3) The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”

(4) Assumes the base management fee will be an amount equal to 0.375% (1.50% annualized) of our average daily Gross Assets during the most recently completed calendar quarter. See “Management and Other Agreements.”

(5) The incentive fee, which provides Runway Growth Capital with a share of the income that Runway Growth Capital generates for us, consists of an Investment Income Fee and a Capital Gains Fee.

  Under the Income Incentive Fee, we pay Runway Growth Capital each quarter an incentive fee with respect to our Pre-Incentive Fee net investment income. The Income Incentive Fee is calculated and payable quarterly in arrears based on the Pre-Incentive Fee net investment income for the immediately preceding fiscal quarter. Payments based on Pre-Incentive Fee net investment income will be based on the Pre-Incentive Fee net investment income earned for the quarter. Pre-Incentive Fee net investment income, expressed as a rate of return on the value of our net assets (defined as total assets less liabilities) at the end of the immediately preceding fiscal quarter, will be compared to a “hurdle rate” of 2.0% per quarter (8.0% annualized). We will pay Runway Growth Capital an Income Incentive Fee with respect to the our Pre-Incentive Fee net investment income in each calendar quarter as follows: (1) no Income Incentive Fee in any calendar quarter in which our Pre-Incentive Fee net investment income does not exceed the hurdle rate of 2.0%; (2) 80% of our Pre-Incentive Fee net investment income with respect to that portion of such Pre-Incentive Fee net investment income, if any, that exceeds the hurdle rate but is less than 2.667% in any calendar quarter (10.668% annualized) (the portion of our Pre-Incentive Fee net investment income that exceeds the hurdle but is less than 2.667% is referred to as the “catch-up”; the “catch-up” is meant to provide Runway Growth Capital with 20.0% of our Pre-Incentive Fee net investment income as if a hurdle did not apply if our Pre-Incentive Fee net investment income exceeds 2.667% in any calendar quarter (10.668% annualized)); and (3) 20.0% of the amount of our Pre-Incentive Fee net investment income, if any, that exceeds 2.667% in any calendar quarter (10.668% annualized) payable to Runway Growth Capital (once the hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee net investment income thereafter is allocated to Runway Growth Capital).

  Under the Capital Gains Fee, we will pay Runway Growth Capital, as of the end of each calendar year, 20.0% of our aggregate cumulative realized capital gains, if any, from the date of our election to be regulated as a BDC through the end of that calendar year, computed net of our aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid Capital Gains Fee. See “Management and Other Agreements.”

(6) Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under the Credit Agreement and the 2026 Notes and 2027 Notes. The assumed weighted average interest rate on our total debt outstanding was 7.41%. Assumes we have on average $362 million outstanding under the Credit Agreement and average $240 million in aggregate principal amount of the 2026 Notes and 2027 Notes outstanding. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7) Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “Management and Other Agreements.” We based these expenses on estimated amounts for the current fiscal year.

	(8) Estimated.
Management Fees [Percent]																	3.23%
Interest Expenses on Borrowings [Percent]																	9.57%
Incentive Fees [Percent]																	2.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]																	1.49%
Total Annual Expenses [Percent]																	17.20%
Net Expense over Assets [Percent]																	0.00%
Expense Example [Table Text Block]

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return from realized capital gains	$172	$456	$675	$1,026

The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. Because the Income Incentive Fee under the Advisory Agreement is unlikely to be significant assuming a 5% annual return, the example assumes that the 5% annual return will be generated entirely through the realization of capital gains on our assets and, as a result, will trigger the payment of the Capital Gains Fee under the Advisory Agreement. The Income Incentive Fee under the Advisory Agreement, which, assuming a 5% annual return, would either not be payable or have an immaterial impact on the expense amounts shown above, is not included in the example. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an Income Incentive Fee of a material amount, our expenses, and returns to our investors, would be higher. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, if our Board authorizes and we declare a cash dividend, participants in our dividend reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the market price per share of our common stock at the close of trading on the valuation date for the dividend. See “Dividend Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

Expense Example, Year 01	$ 172
Expense Example, Years 1 to 3	456
Expense Example, Years 1 to 5	675
Expense Example, Years 1 to 10	$ 1,026
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “the Company” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Company.
Other Transaction Fees Basis, Note [Text Block]	A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.
Other Expenses, Note [Text Block]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “Management and Other Agreements.” We based these expenses on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	Assumes the base management fee will be an amount equal to 0.375% (1.50% annualized) of our average daily Gross Assets during the most recently completed calendar quarter. See “Management and Other Agreements.”
Acquired Fund Incentive Allocation, Note [Text Block]	Under the Income Incentive Fee, we pay Runway Growth Capital each quarter an incentive fee with respect to our Pre-Incentive Fee net investment income. The Income Incentive Fee is calculated and payable quarterly in arrears based on the Pre-Incentive Fee net investment income for the immediately preceding fiscal quarter. Payments based on Pre-Incentive Fee net investment income will be based on the Pre-Incentive Fee net investment income earned for the quarter. Pre-Incentive Fee net investment income, expressed as a rate of return on the value of our net assets (defined as total assets less liabilities) at the end of the immediately preceding fiscal quarter, will be compared to a “hurdle rate” of 2.0% per quarter (8.0% annualized). We will pay Runway Growth Capital an Income Incentive Fee with respect to the our Pre-Incentive Fee net investment income in each calendar quarter as follows: (1) no Income Incentive Fee in any calendar quarter in which our Pre-Incentive Fee net investment income does not exceed the hurdle rate of 2.0%; (2) 80% of our Pre-Incentive Fee net investment income with respect to that portion of such Pre-Incentive Fee net investment income, if any, that exceeds the hurdle rate but is less than 2.667% in any calendar quarter (10.668% annualized) (the portion of our Pre-Incentive Fee net investment income that exceeds the hurdle but is less than 2.667% is referred to as the “catch-up”; the “catch-up” is meant to provide Runway Growth Capital with 20.0% of our Pre-Incentive Fee net investment income as if a hurdle did not apply if our Pre-Incentive Fee net investment income exceeds 2.667% in any calendar quarter (10.668% annualized)); and (3) 20.0% of the amount of our Pre-Incentive Fee net investment income, if any, that exceeds 2.667% in any calendar quarter (10.668% annualized) payable to Runway Growth Capital (once the hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee net investment income thereafter is allocated to Runway Growth Capital). Under the Capital Gains Fee, we will pay Runway Growth Capital, as of the end of each calendar year, 20.0% of our aggregate cumulative realized capital gains, if any, from the date of our election to be regulated as a BDC through the end of that calendar year, computed net of our aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid Capital Gains Fee. See “Management and Other Agreements.”
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage per Unit(2)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
2027 Notes
September 30, 2024 (unaudited)	$152,250	$4,332	—	N/A
December 31, 2023	$152,250	$4,593	—	N/A
December 31, 2022	$152,250	$4,784	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A

2026 Notes
September 30, 2024 (unaudited)	$95,000	$6,341	—	N/A
December 31, 2023	$95,000	$6,759	—	N/A
December 31, 2022	$70,000	$9,229	—	N/A
December 31, 2021	$20,000	$31,310	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A

Credit Facility
September 30, 2024 (unaudited)	$302,000	$2,680	—	N/A
December 31, 2023	$272,000	$3,011	—	N/A
December 31, 2022	$337,000	$2,709	—	N/A
December 31, 2021	$61,000	$10,938	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$—	$—	—	N/A

Credit Facility - CIBC (5)
September 30, 2024 (unaudited)	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A

Total
September 30, 2024 (unaudited)	$549,250	$1,924	—	N/A
December 31, 2023	$519,250	$2,054	—	N/A
December 31, 2022	$559,250	$2,030	—	N/A
December 31, 2021	$81,000	$8,484	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A

(1) Total amount of each class of senior securities outstanding.

(2) Asset coverage per unit is the ratio of the carrying value of total assets, less all liabilities excluding indebtedness represented by senior securities in this table to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3) The amount to which such class of senior security would be entitled upon the Company’s involuntary liquidation in preference to any security junior to it. The “— “ in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4) Not applicable because the senior securities are not registered for public trading.

(5) On June 22, 2018, the Company entered into the credit facility with CIBC. On May 31, 2019, in conjunction with securing and entering into the new Credit Facility, the Company terminated the credit facility with CIBC.

Senior Securities Amount						$ 549,250			$ 519,250				$ 559,250					$ 81,000	$ 99,000	$ 61,000	$ 59,500
Senior Securities Coverage per Unit						$ 1,924			$ 2,054				$ 2,030					$ 8,484	$ 5,710	$ 7,169	$ 3,813
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019, and December 31, 2018 is located in Part II, Item 8, Note 7 — Borrowings in our most recent annual report on Form 10-K and is incorporated by reference into the Registration Statement of which this prospectus, any accompanying prospectus supplement and any related free writing prospectus is part. The report of RSM US, LLP, our independent registered public accounting firm, on the audited consolidated financial statements as of December 31, 2023 and December 31, 2022, which include the senior securities table, is included in our most recent annual report on Form 10-K and is incorporated by reference into the Registration Statement of which this prospectus, any accompanying prospectus supplement and any related free writing prospectus is part.

Information about our senior securities is shown in the following table as of September 30, 2024 (unaudited) and December 31, 2023 (in thousands).

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage per Unit(2)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
2027 Notes
September 30, 2024 (unaudited)	$152,250	$4,332	—	N/A
December 31, 2023	$152,250	$4,593	—	N/A
December 31, 2022	$152,250	$4,784	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A

2026 Notes
September 30, 2024 (unaudited)	$95,000	$6,341	—	N/A
December 31, 2023	$95,000	$6,759	—	N/A
December 31, 2022	$70,000	$9,229	—	N/A
December 31, 2021	$20,000	$31,310	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$—	$—	—	N/A

Credit Facility
September 30, 2024 (unaudited)	$302,000	$2,680	—	N/A
December 31, 2023	$272,000	$3,011	—	N/A
December 31, 2022	$337,000	$2,709	—	N/A
December 31, 2021	$61,000	$10,938	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$—	$—	—	N/A

Credit Facility - CIBC (5)
September 30, 2024 (unaudited)	$—	$—	—	N/A
December 31, 2023	$—	$—	—	N/A
December 31, 2022	$—	$—	—	N/A
December 31, 2021	$—	$—	—	N/A
December 31, 2020	$—	$—	—	N/A
December 31, 2019	$—	$—	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A

Total
September 30, 2024 (unaudited)	$549,250	$1,924	—	N/A
December 31, 2023	$519,250	$2,054	—	N/A
December 31, 2022	$559,250	$2,030	—	N/A
December 31, 2021	$81,000	$8,484	—	N/A
December 31, 2020	$99,000	$5,710	—	N/A
December 31, 2019	$61,000	$7,169	—	N/A
December 31, 2018	$59,500	$3,813	—	N/A

(1) Total amount of each class of senior securities outstanding.

(2) Asset coverage per unit is the ratio of the carrying value of total assets, less all liabilities excluding indebtedness represented by senior securities in this table to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3) The amount to which such class of senior security would be entitled upon the Company’s involuntary liquidation in preference to any security junior to it. The “— “ in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4) Not applicable because the senior securities are not registered for public trading.

(5) On June 22, 2018, the Company entered into the credit facility with CIBC. On May 31, 2019, in conjunction with securing and entering into the new Credit Facility, the Company terminated the credit facility with CIBC.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Strategy and Approach

Our investment objective is to maximize our total return to our stockholders primarily through current income on our loan portfolio and secondarily through capital gains on our warrants and other equity positions. We invest in senior secured first lien loans and other senior debt obligations and may on occasion invest in senior secured second lien loans. We have and expect to continue to acquire warrants and other equity securities from portfolio companies in connection with our investments in loans to these companies.

We focus on lending to high growth-potential companies in technology, healthcare, business services, financial services, select consumer services and products and other high-growth industries.

We originate our investments through two strategies: Sponsored Growth Lending and Non-Sponsored Growth Lending. In addition to our core strategies of providing Sponsored Growth Lending and Non-Sponsored Growth Lending, we may also opportunistically participate in the secondary markets for investments that are consistent with our broader investment strategy.

We view acquisitions as a complement to, rather than a substitute for, organic growth. We remain committed to investing in our core business while simultaneously pursuing acquisitions that we believe will enhance our competitive position and our long-term growth.

We seek to construct a balanced portfolio with diversification among sponsored and non-sponsored transactions, diversification among sponsors within the Sponsored Growth Lending strategy, diversification among industry, geography, and stage of development, all contributing to a favorable risk adjusted return for the portfolio viewed as a whole. Borrowers tend to use the proceeds of our financings to invest in sales and marketing, expand capacity of the overall business or refinance existing debt. Certain of the loans in which we may invest or obtain exposure to through our investments may be deemed “covenant-lite” loans, which means the loans contain fewer or no maintenance covenants compared to other loans and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. See “Risk Factors — Risks Related to our Investments — We may be subject to risks associated with our investments in covenant-lite loans” in our most recent Annual Report on Form 10-K.

Sponsored Growth Lending. Our Sponsored Growth Lending strategy generally includes loans to late- and growth-stage companies that are already backed by established venture capital and private equity firms. Our Sponsored Growth Lending strategy typically includes the receipt of warrants and/or other equity from these venture-backed companies.

We believe that our Sponsored Growth Lending strategy is particularly attractive because the loans we make typically have higher investment yields relative to lending to larger, more mature companies and usually include additional equity upside potential. We believe our Sponsored Growth Lending strategy:

• provides us access to many high-quality companies backed by top-tier venture capital and private equity investors;

• delivers consistent returns through double-digit loan yields; and

• often offers us the ability to participate in equity upside of portfolio companies through the acquisition of warrants or success fees.

Non-Sponsored Growth Lending. Our Non-Sponsored Growth Lending strategy generally includes loans to late- and growth-stage, private companies that are funded directly by entrepreneurs and founders, or companies that no longer require institutional equity investment (which may selectively include publicly traded companies). We refer to these target borrowers as “non-sponsored growth companies.”

Generally, financing available to these non-sponsored growth companies is predicated on the underlying value of the business’s assets in an orderly liquidation scenario and/or the entrepreneur’s own personal financial resources. These options frequently provide insufficient capital to fund growth plans and do not consider the underlying enterprise value of the business, which may be substantial relative to the value of tangible assets deployed in the business. We are frequently the only senior lender to non-sponsored growth companies and evaluate business fundamentals, the commitment of the entrepreneur and secondary sources of repayment in our underwriting approach.

Risk Factors [Table Text Block]

SUPPLEMENTARY RISK FACTORS

Investing in the Notes involves a number of significant risks. You should carefully consider the risks described below, together with all of the risks and uncertainties described in the section titled “Risk Factors” in the accompanying prospectus, our most recent Annual Report on Form 10-K, our most recent Quarterly Report on Form 10-Q, as well as in subsequent filings with the SEC, which are or will be incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, and other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described below are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance. If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, our net asset value and the trading price of our securities could decline and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Note Regarding Forward-Looking Statements” in this prospectus supplement.

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred or may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of September 22, 2026, our total indebtedness was approximately $585.5 million, $252.0 million of which was secured.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Runway Growth Finance Corp., and not of any of our subsidiaries, including any subsidiaries we may acquire or create in the future. Our only current subsidiary is not a guarantor of the Notes, and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including the holders of the Notes.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims are effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiary and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.

In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.

The indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on investments in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

• issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;

• pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;

• sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

• enter into transactions with affiliates;

• create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

• make investments; or

• create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the indenture does not require us to offer to repurchase the Notes in connection with a change of control or any other event. Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for holders of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

An active trading market for the Notes does not currently exist and may not develop, which could limit a holder's ability to sell the Notes or affect the market price of the Notes. Moreover, if the Notes are no longer rated, the Notes may be subject to greater price volatility than rated notes and particularly similar securities with an investment grade rating.

The Notes are a new issue of debt securities for which there currently is no trading market, and there is no guarantee that an active trading market will develop. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the ticker symbol “RWAYM.” Although we expect the Notes to be listed on Nasdaq, we cannot provide any assurances that we will successfully list the Notes, that an active trading market will develop for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, the time remaining to the maturity of the Notes, the outstanding principal amount of debt securities with terms identical to the Notes, the supply of debt securities trading in the secondary market, if any, the redemption or repayment features, if any, of the Notes, general economic conditions, our financial condition, performance, prospects and other factors. If the Notes are no longer rated, this could impact their trading and subject them to greater price volatility. To the extent they are rated and received a non-investment grade rating, their price and trading activity could be negatively impacted. Moreover, if a rating agency assigns the Notes a non-investment grade rating, the Notes may be subject to greater price volatility than securities of similar maturity without such a non-investment grade rating. Certain of the underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Our credit ratings may not reflect all risks of an investment in the Notes.

Our credit ratings are an assessment by third parties of our ability to pay our obligations. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market for the Notes.

The optional redemption provision may materially adversely affect your return on the Notes.

The Notes are redeemable in whole or in part at any time or from time to time on or after October 1, 2028, at our sole option at $25. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the Outstanding Notes or other indebtedness to which we may be a party that is not waived by the required lenders or holders thereunder, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under either of the Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders under the Credit Facility, or from the holders of the Outstanding Notes or other debt that we may incur in the future to avoid being in default. If we breach our covenants under any of the Credit Facility, the Outstanding Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing the debt. Because the Credit Facility has, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future indebtedness is accelerated, we may be unable to repay or finance the amounts due.

Our shares of common stock have traded at a discount from net asset value and may do so in the future, which could limit our ability to raise additional equity capital.

Shares of closed-end investment companies frequently trade at a market price that is less than the net asset value that is attributable to those shares. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. It is not possible to predict whether shares of our common stock will trade at, above or below net asset value. In addition, in recent periods, shares of BDCs as an industry traded below net asset value. When our common stock is trading below its net asset value per share, we will generally not be able to issue additional shares of our common stock at its market price without first obtaining approval for such issuance from our stockholders and our independent directors. We do not have stockholder approval to sell shares of our common stock at a price below our net asset value per share.

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Notes to a foreign financial institution, or “FFI,” or non-financial foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”). This withholding tax may apply to payments of interest on the Notes as well unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any Notes are held, the holder could be subject to this 30% withholding tax in respect of any interest paid or deemed paid on the Notes. You should consult your own tax advisors regarding FATCA and how it may affect your

	investment in the Notes. See “Material United States Federal Income Tax Consequences — Taxation of Note Holders — FATCA Withholding on Payments to Certain Foreign Entities” in this prospectus supplement for more information.
Share Price [Table Text Block]

The following table sets forth the most recent fiscal quarter’s NAV per share of our common stock, the high and low closing sales prices of our common stock, such sales prices as a percentage of NAV per share and quarterly distribution per share.

	Net Asset Value(1)		Price Range		High Sale Price Premium (Discount) to Net Asset Value(2)	Low Sale Price Premium (Discount) to Net Asset Value(2)	Cash Dividend Per Share(3)
Class and Period			High	Low
Year ending December 31, 2025
(through March 17, 2025)		*	11.63	10.82	*	*	0.36
Year ending December 31, 2024
Fourth Quarter	$	*	$10.96	$9.97	* %	* %	$0.40
Third Quarter		13.39	12.02	10.10	(10.2)	(24.6)	0.45
Second Quarter		13.14	13.25	11.57	0.8	(11.9)	0.47
First Quarter		13.36	13.67	11.56	2.3	(13.5)	0.47
Year ending December 31, 2023
Fourth Quarter		$13.50	$13.24	$11.90	(1.9)%	(11.9)%	$0.46
Third Quarter		14.08	13.55	12.15	(3.8)	(13.7)	0.45
Second Quarter		14.17	12.63	10.60	(10.9)	(25.2)	0.45
First Quarter		14.07	13.85	10.89	(1.6)	(22.6)	0.45
Year ending December 31, 2022
Fourth Quarter		$14.22	$13.52	$11.31	(4.9)%	(20.5)%	$0.36
Third Quarter		14.12	13.81	11.24	(2.2)	(20.4)	0.33
Second Quarter		14.14	14.51	10.98	2.6	(22.3)	0.30
First Quarter		14.45	14.77	12.21	2.2	(15.5)	0.27

* Not determined at time of filing

(1) NAV per share is generally determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2) Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the applicable quarter).

	(3) Represents the dividend or distribution declared in the relevant quarter.
Lowest Price or Bid				$ 10.82	$ 9.97	10.1	$ 11.57	$ 11.56	11.9	$ 12.15	$ 10.6	$ 10.89	11.31	$ 11.24	$ 10.98	$ 12.21
Highest Price or Bid				11.63	$ 10.96	$ 12.02	$ 13.25	$ 13.67	$ 13.24	$ 13.55	$ 12.63	$ 13.85	$ 13.52	$ 13.81	$ 14.51	$ 14.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]						(10.20%)	0.80%	2.30%	(1.90%)	(3.80%)	(10.90%)	(1.60%)	(4.90%)	(2.20%)	2.60%	2.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]						(24.60%)	(11.90%)	(13.50%)	(11.90%)	(13.70%)	(25.20%)	(22.60%)	(20.50%)	(20.40%)	(22.30%)	(15.50%)
Share Price		$ 10.89		$ 10.89
NAV Per Share						$ 13.39	$ 13.14	$ 13.36	$ 13.5	$ 14.08	$ 14.17	$ 14.07	$ 14.22	$ 14.12	$ 14.14	$ 14.45
Latest Premium (Discount) to NAV [Percent]		18.70%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR SECURITIES

This prospectus contains a summary of our common stock, preferred stock, subscription rights, debt securities and warrants. These summaries are not meant to be a complete description of each security. However, this prospectus and the accompanying prospectus supplement will describe the material terms and conditions for each security.

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the MGCL and our charter and bylaws for a more detailed description of the provisions summarized below.

General

Under the terms of our charter, our authorized stock consists of 100 million shares of common stock, par value $0.01 per share, all of which are initially designated as common stock. As permitted by the MGCL, our charter provides that a majority of the entire Board, without any action by our shareholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue. Our charter also provides that the Board may classify or reclassify any unissued shares of our common stock into one or more classes or series of common stock or preferred stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares. Unless the Board determines otherwise, we will issue all shares of our stock in uncertificated form.

None of our shares of common stock are subject to further calls or to assessments, sinking fund provisions, obligations or potential liabilities associated with ownership of the security (not including investment risks).

The following presents our outstanding classes of securities as of March 14, 2025:

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	100,000,000	-	37,347,428

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Preferred Stock

Under the terms of our charter, the Board may authorize us to issue shares of preferred stock in one or more classes or series, without shareholder approval, to the extent permitted by the 1940 Act. The Board has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred stock. We do not currently anticipate issuing preferred stock in the near future. In the event we issue preferred stock, we will make any required disclosure to shareholders. We will not offer preferred stock to the Adviser or our affiliates except on the same terms as offered to all other shareholders.

Preferred stock could be issued with terms that would adversely affect our shareholders. Preferred stock could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred stock will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class voting separately to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred stock (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred stock would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.

The issuance of any preferred stock must be approved by a majority of the independent directors not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Security Voting Rights [Text Block]	the holders of shares of preferred stock, if any are issued, must be entitled as a class voting separately to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two full years or more
Preferred Stock Restrictions, Other [Text Block]	immediately after issuance and before any dividend or other distribution is made with respect to common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be
Long Term Debt [Table Text Block]

DESCRIPTION OF THE NOTES

This prospectus supplement sets forth certain terms of the Notes that we are offering pursuant to this prospectus supplement. This description supplements, and to the extent inconsistent therewith, replaces the descriptions of the general terms and provisions contained in “Description of our Debt Securities” in the accompanying prospectus.

The Notes will be issued under a base indenture, dated as of July 28, 2022, and the fifth supplemental indenture thereto, to be entered into between us and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”). The terms of the Notes include those stated in the Indenture (as defined below) and those made a part of the Indenture by reference to the Trust Indenture Act of 1939, as amended. As used in this section, all references to “Indenture” mean the indenture as supplemented by the fifth supplemental indenture, and all references to “we,” “our” and “us” mean Runway Growth Finance Corp., a Maryland corporation, exclusive of our subsidiaries, unless we specify otherwise.

Because this section is a summary, it does not describe every aspect of the Notes and the Indenture. We urge you to read the Indenture because it, and not this description, defines your rights as a holder of Notes. For example, in this section, we use capitalized words to signify terms that are specifically defined in the Indenture. Some of the definitions are repeated in this prospectus supplement, but for the rest you will need to read the Indenture. You may obtain a copy of the Indenture from us without charge. See “Available Information” in the accompanying prospectus.

General

The Notes:

• will be issued in an initial principal amount of $45,000,000 ($51,750,000 if the underwriters' option to purchase Notes to cover overallotments, if any, is exercised in full);

• will mature on October 1, 2031, unless redeemed prior to maturity;

• will bear cash interest from October 1, 2026, at an annual rate of 7.75% payable quarterly in arrears on March 1, June 1, September 1, and December 1, beginning on December 1, 2026;

• will be issued in minimum denominations of $25 and integral multiples of $25 in excess thereof;

• will be redeemable by us in whole or in part at any time or from time to time on and after October 1, 2028, at a redemption price of $25 per Note, plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to the date fixed for redemption as described under “— Optional Redemption” below; and

• are expected to be listed on Nasdaq within 30 days of the original issue date.

The Notes will be our direct unsecured obligations and will rank:

• pari passu with current and future unsecured unsubordinated indebtedness, including the Outstanding Notes;

• senior to any series of preferred stock that we may issue in the future;

• senior to any of our future indebtedness that expressly provides it is subordinated to the Notes;

• effectively subordinated to all of our existing and future secured indebtedness (including indebtedness that is initially unsecured to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness, including debt outstanding under our Credit Facility; and

• structurally subordinated to all existing and future indebtedness and other obligations of any of our subsidiaries, financing vehicles or similar facilities, including debt outstanding under our Credit Facility.

As of September 22, 2026, our total indebtedness was approximately $585.5 million, $252.0 million of which was secured. After giving effect to the issuance of the Notes, assuming no repayment of indebtedness with the use of proceeds from this offering, our total indebtedness would have been approximately $630.5 million aggregate principal amount outstanding as of September 22, 2026 (or approximately $637.3 million if the underwriters fully exercise their overallotment option).

Our subsidiaries are separate and distinct legal entities and have no obligation, contingent or otherwise, to pay any amounts due on the Notes or to make any funds available for payment on the Notes, whether by dividends, loans or other payments. In addition, the payment of dividends and the making of loans and advances to us by our subsidiaries may be subject to statutory, contractual or other restrictions, may depend on the earnings or financial condition of all of the foregoing and are subject to various business considerations. As a result, we may be unable to gain significant, if any, access to the cash flow or assets of our subsidiaries.

The Indenture does not limit the amount of debt (secured and unsecured) that we and our subsidiaries may incur or our ability to pay dividends, sell assets, enter into transactions with affiliates or make investments. In addition, the Indenture does not contain any provisions that would necessarily protect holders of Notes if we become involved in a highly leveraged transaction, reorganization, merger or other similar transaction that adversely affects us or them.

The Notes will be issued in fully registered form only, without coupons, in minimum denominations of $25 and integral multiples thereof. The Notes will be represented by one or more global notes deposited with or on behalf of DTC, or a nominee thereof. Except as otherwise provided in the Indenture, the Notes will be registered in the name of that depositary or its nominee, and you will not receive certificates for the Notes. We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

We are permitted, under specified conditions, to issue multiple classes of indebtedness if our asset coverage, as defined in the 1940 Act, is at least equal to 150% immediately after each such issuance. We may also borrow amounts up to 5% of the value of our total assets for temporary purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors — Risks Relating to Our Business and Structure — Regulations governing our operation as a BDC affect our ability to raise additional capital and the way in which we do so. As a BDC, the necessity of raising additional capital may expose us to risks, including the typical risks associated with leverage” in our most recent Annual Report on Form 10-K.

Interest Provisions Related to the Notes

Interest on the Notes will accrue at the rate of 7.75% per annum and will be payable quarterly on each March 1, June 1, September 1, and December 1, commencing on December 1, 2026. The initial interest period will be the period from and including the original issue date to, but excluding, the initial interest payment date, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be. We will pay interest to those persons who were holders of record of such Notes on the fifteenth day of the month prior to which each interest payment date occurs: each February 15, May 15, August 15, and November 15, commencing November 15, 2026.

Interest on the Notes will accrue from the date of original issuance and will be computed on the basis of a 360-day year comprised of twelve 30-day months. We will not provide a sinking fund for the Notes.

Interest payments will be made only on a business day, defined in the Indenture as each Monday, Tuesday, Wednesday, Thursday and Friday that is not a day on which banking institutions in New York City, Chicago or the place of payment are authorized or required by law or executive order to close. If any interest payment is due on a non-business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the Indenture as if they were made on the original due date. Such payment will not result in a default under the Notes or the Indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

The Trustee will have no obligation to calculate or verify the calculation of the accrued and unpaid interest or any premium payable on the Notes.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their Notes.

Optional Redemption

The Notes may be redeemed in whole or in part at any time or from time to time at our option on or after October 1, 2028, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of $25 per Note plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to the date fixed for redemption.

You may be prevented from exchanging or transferring the Notes when they are subject to redemption. In case any Notes are to be redeemed in part only, the redemption notice will provide that, upon surrender of such Note, you will receive, without a charge, a new Note or Notes of authorized denominations representing the principal amount of your remaining unredeemed Notes.

Any exercise of our option to redeem the Notes will be done in compliance with the 1940 Act, to the extent applicable.

If we redeem only a portion of the Notes, DTC will determine the method for selection of the particular Notes to be redeemed. DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding the Notes. Unless we default in payment of the redemption price, on and after the date of redemption, interest will cease to accrue on the Notes called for redemption.

Holders will not have the option to have the Notes repaid prior to the stated maturity date.

Listing

We intend to list the Notes on Nasdaq under the symbol “RWAYM.” We expect trading in the Notes to begin within 30 days of the original issue date.

Trading Characteristics

We expect the Notes to trade at a price that takes into account the value, if any, of accrued and unpaid interest. This means that purchasers will not pay, and sellers will not receive, accrued and unpaid interest on the Notes that is not included in their trading price. Any portion of the trading price of a Note that is attributable to accrued and unpaid interest will be treated as a payment of interest for U.S. federal income tax purposes and will not be treated as part of the amount realized for purposes of determining gain or loss on the disposition of the Notes. See “Material United States Federal Income Tax Consequences” in this prospectus supplement.

Certain Covenants

In addition to standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities surrendered for payment, payment of taxes and related matters, the following covenants apply to the Notes.

Reporting

We have agreed to provide to holders of the Notes and the Trustee (if at any time when Notes are outstanding we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC) our audited annual financial statements within 90 days of our fiscal year end and unaudited interim financial statements within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable United States generally accepted accounting principles.

1940 Act Compliance

We agree that for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional indebtedness, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings.

Events of Default

You will have rights if an Event of Default occurs in respect of the Notes and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the Notes means any of the following:

• We default in the payment of any interest on the Notes when due and payable and the default continues for a period of 30 days.

• We default in the payment of the principal of (or premium, if any, on) a debt security of the series when it becomes due and payable at its maturity, including upon any redemption date or required repurchase date, and the default continues for a period of five business days.

• We do not deposit any sinking fund payment in respect of the Notes on its due date, and do not cure this default within five days.

• We fail for 60 consecutive days after written notice from the Trustee or the holders of at least 25% in principal amount of the Notes then outstanding to us and the Trustee, as applicable, has been received to comply with any of our other agreements with respect to the Notes.

• We file for bankruptcy or certain events of bankruptcy, insolvency, or reorganization involving us occur and remain undischarged or unstayed for a period of 90 days.

• Pursuant to Section 18(a)(1)(C)(ii) and Section 61 of the 1940 Act, or any successor provisions, on the last business day of each of 24 consecutive calendar months, any class of securities shall have an asset coverage (as such term is used in the 1940 Act) of less than 100%, giving effect to any amendments to such provisions of the 1940 Act or to any exemptive relief granted to us by the SEC.

• Any other Event of Default in respect of the Notes described in the applicable prospectus supplement occurs.

An Event of Default for the Notes does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The Trustee may withhold notice to the holders of the Notes of any default, except in the payment of principal, premium or interest, if it in good faith considers the withholding of notice to be in the interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the Trustee or the holders of at least 25% in principal amount of the Notes may declare the entire principal amount of all the Notes to be due and immediately payable. This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the Notes if (1) we have deposited with the Trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, (2) we have paid or deposited with the Trustee all sums paid or advanced by the Trustee and the reasonable compensation, expenses, disbursements and advances of the Trustee, its agents and counsel, and (3) any other Events of Default have been cured or waived.

Except in cases of default, where the Trustee has some special duties, the Trustee is not required to take any action under the Indenture at the request of any holders unless the holders offer the Trustee reasonable protection from expenses and liability (called an “indemnity”) (Section 315 of the Trust Indenture Act of 1939). If indemnity and/or security satisfactory to the Trustee is provided, the holders of a majority in principal amount of the Notes may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the Trustee. The Trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass the Trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the Notes, the following must occur:

• You must give the Trustee written notice that an Event of Default has occurred and remains uncured.

• The holders of at least 25% in principal amount of all outstanding Notes must make a written request that the Trustee take action because of the default and must offer to the Trustee security and/or indemnity satisfactory to it against the cost, expenses, and other liabilities of taking that action.

• The Trustee must not have taken action for 60 days after receipt of the above notice and offer of security and/or indemnity.

• The holders of a majority in principal amount of the Notes must not have given the Trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your Notes on or after the due date.

Holders of a majority in principal amount of the Notes may waive any past defaults other than a default;

• in the payment of principal, any premium, or interest; or

• in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the Trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to the Trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the Indenture or else specifying any default.

Merger, Consolidation or Sale of Assets

Under the terms of the Indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not consolidate with or into any other corporation or convey or transfer all or substantially all of our property or assets to any person unless all the following conditions are met:

• Where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for all of our obligations under the Notes and the Indenture.

• Immediately after giving effect to such transaction, no Default or Event of Default shall have happened and be continuing.

• We must deliver certain certificates and documents to the Trustee.

Modification or Waiver

There are three types of changes we can make to the Indenture and the Notes.

Changes Requiring Your Approval

First, there are changes that we cannot make to your Notes without your specific approval. The following is a list of those types of changes:

• change the stated maturity of the principal of or interest on the Notes;

• reduce any amounts due on the Notes;

• reduce the amount of principal payable upon acceleration of the maturity of the Notes following a default;

• adversely affect any right of repayment at the holder’s option;

• change the place (except as otherwise described in this prospectus supplement or the accompanying prospectus) or currency of payment on the Notes;

• impair your right to sue for payment;

• reduce the percentage of holders of Notes whose consent is needed to modify or amend the Indenture;

• reduce the percentage of holders of Notes whose consent is needed to waive compliance with certain provisions of the Indenture or to waive certain defaults;

• modify any other aspect of the provisions of the Indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and

• change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the Notes. This type is limited to clarifications and certain other changes that would not adversely affect holders of the Notes in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the Indenture and the Notes would require the following approval:

• if the change affects only the Notes, it must be approved by the holders of a majority in principal amount of the Notes outstanding at such time; and

• if the change affects more than one series of debt securities issued under the indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “Changes Requiring Your Approval.”

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the Indenture or the Notes or request a waiver.

Defeasance

Covenant Defeasance

Under current United States federal tax law, we can make the deposit described below and be released from some of the restrictive covenants in the Indenture under which the Notes were issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your Notes. In order to achieve covenant defeasance, we must do the following:

• We must irrevocably deposit in trust for the benefit of all holders of such Notes a combination of money and United States government or United States government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes on their various due dates. No Default or Event of Default with respect to the Notes shall have occurred and be continuing on the date of such deposit, or in the case of a bankruptcy Event of Default, at any time during the period ending on the 91st day after the date of such deposit.

• We must deliver to the Trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the Notes any differently than if we did not make the deposit and just repaid the Notes ourselves at maturity.

• We must deliver to the Trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the Notes if there were a shortfall in the trust deposit or the Trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the Notes became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the Notes (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

• We must deposit in trust for the benefit of all holders of such Notes a combination of money and United States government or United States government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the Notes and for payment of amounts due to the Trustee.

• No Default or Event of Default with respect to the Notes shall have occurred and be continuing on the date of such deposit, or in the case of a bankruptcy Event of Default, at any time during the period ending on the 91st day after the date of such deposit.

• We must deliver to the Trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or a ruling issued by the Internal Revenue Service, or IRS, that allows us to make the above deposit without causing you to be taxed on the Notes any differently than if we did not make the deposit and just repaid the Notes ourselves at maturity. Under current U.S. federal tax law, the deposit and our legal release from the Notes would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your Notes and you would recognize gain or loss on the Notes at the time of the deposit.

• We must deliver to the Trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the Notes. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent.

No service charge will be made for any registration of transfer or any exchange of Notes, but we may require payment of a sum sufficient to cover any transfer tax or similar governmental charge payable in connection therewith.

Satisfaction and Discharge

The Indenture will be discharged and will cease to be of further effect with respect to the Notes when either:

• all the Notes that have been authenticated have been delivered to the Trustee for cancellation; or

• all the Notes that have not been delivered to the Trustee for cancellation:

• have become due and payable,

• will become due and payable at their stated maturity within one year, or

• are to be called for redemption within one year,

and we, in the case of the first, second and third sub-bullets above, have irrevocably deposited or caused to be deposited with the Trustee as trust funds in trust solely for the benefit of the holders of the Notes, in amounts as will be sufficient, without consideration of any reinvestment of interest, to pay and discharge the entire indebtedness (including all principal, premium, if any, and interest) on such Notes delivered to the Trustee for cancellation (in the case of Notes that have become due and payable on or prior to the date of such deposit) or to the stated maturity or redemption date, as the case may be,

• we have paid or caused to be paid all other sums payable by us under the Indenture with respect to the Notes; and

• we have delivered to the Trustee an officers’ certificate and legal opinion, each stating that all conditions precedent provided for in the Indenture, including amounts payable to the Trustee, relating to the satisfaction and discharge of the Indenture and the Notes have been complied with.

Additional Notes and Additional Series of Notes

We may from time to time, without notice to or the consent of the registered holders of the Notes, create and issue further notes ranking equally and ratably with the Notes in all respects, including having the same CUSIP number, so that such further notes shall be consolidated and form a single series of notes and shall have the same terms as to status or otherwise as the Notes. No additional Notes may be issued if an Event of Default has occurred and is continuing with respect to the Notes. The indenture also allows for the issuance of additional series of debt securities from time to time.

The Trustee Under the Indenture

U.S. Bank Trust Company, National Association will serve as the trustee under the Indenture.

Payment, Paying Agent, Registrar and Transfer Agent

The principal amount of each Note will be payable on the stated maturity date at the corporate trust office of the Paying Agent, Registrar and Transfer Agent for the Notes as provided for in the Indenture or at such other office in New York City as we may designate. The Trustee will initially act as Paying Agent, Registrar and Transfer Agent for the Notes.

Governing Law

The Indenture and the Notes will be governed by the laws of the State of New York.

Book-Entry Debt Securities

DTC will act as securities depository for the Notes. The Notes will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully-registered certificate will be issued for the Notes, in the aggregate principal amount of such issue, and will be deposited with DTC.

DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues, and money market instruments that DTC’s participants (“Direct Participants”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”).

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (“Beneficial Owner”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not affect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor such other DTC nominee) will consent or vote with respect to the Notes unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the Notes are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and dividend payments on the Notes will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon. DTC’s receipt of funds and corresponding detail information from us or the Trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by

Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the Trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as securities depository with respect to the Notes at any time by giving reasonable notice to us or to the Trustee. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Title [Text Block]	7.75% notes due 2031
Long Term Debt, Principal	$ 45,000,000
Long Term Debt, Structuring [Text Block]

• will be issued in an initial principal amount of $45,000,000 ($51,750,000 if the underwriters' option to purchase Notes to cover overallotments, if any, is exercised in full);

• will mature on October 1, 2031, unless redeemed prior to maturity;

• will bear cash interest from October 1, 2026, at an annual rate of 7.75% payable quarterly in arrears on March 1, June 1, September 1, and December 1, beginning on December 1, 2026;

• will be issued in minimum denominations of $25 and integral multiples of $25 in excess thereof;

• will be redeemable by us in whole or in part at any time or from time to time on and after October 1, 2028, at a redemption price of $25 per Note, plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to the date fixed for redemption as described under “— Optional Redemption” below; and

• are expected to be listed on Nasdaq within 30 days of the original issue date.

Long Term Debt, Dividends and Covenants [Text Block]	The Notes will be issued under a base indenture, dated as of July 28, 2022, and the fifth supplemental indenture thereto, to be entered into between us and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”).
Outstanding Securities [Table Text Block]

Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	100,000,000	-	37,347,428

Outstanding Security, Title [Text Block]			common stock
Outstanding Security, Authorized [Shares]			100,000,000
Outstanding Security, Not Held [Shares]			37,347,428
The Notes Will Be Unsecured And Therefore Will Be Effectively Subordinated To Any Secured Indebtedness We Have Currently Incurred Or May Incur In The Future [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we have currently incurred or may incur in the future.

	The Notes will not be secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated to any secured indebtedness we or our subsidiaries have currently incurred or may incur in the future (or any indebtedness that is initially unsecured to which we subsequently grant security) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of September 22, 2026, our total indebtedness was approximately $585.5 million, $252.0 million of which was secured.
The Notes Will Be Structurally Subordinated To The Indebtedness And Other Liabilities Of Our Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Notes will be structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Runway Growth Finance Corp., and not of any of our subsidiaries, including any subsidiaries we may acquire or create in the future. Our only current subsidiary is not a guarantor of the Notes, and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. The assets of such subsidiaries are not directly available to satisfy the claims of our creditors, including the holders of the Notes.

Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims are effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities (including trade payables) of our subsidiary and any subsidiaries that we may in the future acquire or establish as financing vehicles or otherwise.

	In addition, our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.
The Indenture Under Which The Notes Will Be Issued Contains Limited Protection For Holders Of The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The indenture under which the Notes will be issued contains limited protection for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on investments in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

• issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of our subsidiaries, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act as modified by Section 61(a)(2) of the 1940 Act or any successor provisions, as such obligations may be amended or superseded, giving effect to any exemptive relief granted to us by the SEC;

• pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;

• sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

• enter into transactions with affiliates;

• create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

• make investments; or

• create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the indenture does not require us to offer to repurchase the Notes in connection with a change of control or any other event. Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for holders of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

	Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
An Active Trading Market For The Notes Does Not Currently Exist And May Not Develop Which Could Limit A Holder's Ability To Sell The Notes Or Affect The Market Price Of The Notes Moreover If The Notes Are No Longer Rated The Notes May Be Subject To Greater Price Volatility Than Rated Notes And Particularly Similar Securities With An Investment Grade Rating [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An active trading market for the Notes does not currently exist and may not develop, which could limit a holder's ability to sell the Notes or affect the market price of the Notes. Moreover, if the Notes are no longer rated, the Notes may be subject to greater price volatility than rated notes and particularly similar securities with an investment grade rating.

The Notes are a new issue of debt securities for which there currently is no trading market, and there is no guarantee that an active trading market will develop. We intend to list the Notes on Nasdaq within 30 days of the original issue date under the ticker symbol “RWAYM.” Although we expect the Notes to be listed on Nasdaq, we cannot provide any assurances that we will successfully list the Notes, that an active trading market will develop for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, the time remaining to the maturity of the Notes, the outstanding principal amount of debt securities with terms identical to the Notes, the supply of debt securities trading in the secondary market, if any, the redemption or repayment features, if any, of the Notes, general economic conditions, our financial condition, performance, prospects and other factors. If the Notes are no longer rated, this could impact their trading and subject them to greater price volatility. To the extent they are rated and received a non-investment grade rating, their price and trading activity could be negatively impacted. Moreover, if a rating agency assigns the Notes a non-investment grade rating, the Notes may be subject to greater price volatility than securities of similar maturity without such a non-investment grade rating. Certain of the underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. Accordingly, we cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Our Credit Ratings May Not Reflect All Risks Of An Investment In The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our credit ratings may not reflect all risks of an investment in the Notes.

	Our credit ratings are an assessment by third parties of our ability to pay our obligations. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. Our credit ratings, however, may not reflect the potential impact of risks related to market conditions generally or other factors discussed above on the market value of or trading market for the Notes.
The Optional Redemption Provision May Materially Adversely Affect Your Return On The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The optional redemption provision may materially adversely affect your return on the Notes.

	The Notes are redeemable in whole or in part at any time or from time to time on or after October 1, 2028, at our sole option at $25. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the Notes being redeemed.
If We Default On Our Obligations To Pay Our Other Indebtedness, We May Not Be Able To Make Payments On The Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

	Any default under the agreements governing our indebtedness, including a default under the Credit Facility, the Outstanding Notes or other indebtedness to which we may be a party that is not waived by the required lenders or holders thereunder, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under either of the Credit Facility or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders under the Credit Facility, or from the holders of the Outstanding Notes or other debt that we may incur in the future to avoid being in default. If we breach our covenants under any of the Credit Facility, the Outstanding Notes or other debt and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations, including the lenders under the Credit Facility, could proceed against the collateral securing the debt. Because the Credit Facility has, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder or under any future indebtedness is accelerated, we may be unable to repay or finance the amounts due.
Our Shares Of Common Stock Have Traded At A Discount From Net Asset Value And May Do So In The Future, Which Could Limit Our Ability To Raise Additional Equity Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our shares of common stock have traded at a discount from net asset value and may do so in the future, which could limit our ability to raise additional equity capital.

	Shares of closed-end investment companies frequently trade at a market price that is less than the net asset value that is attributable to those shares. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. It is not possible to predict whether shares of our common stock will trade at, above or below net asset value. In addition, in recent periods, shares of BDCs as an industry traded below net asset value. When our common stock is trading below its net asset value per share, we will generally not be able to issue additional shares of our common stock at its market price without first obtaining approval for such issuance from our stockholders and our independent directors. We do not have stockholder approval to sell shares of our common stock at a price below our net asset value per share.
FATCA Withholding May Apply To Payments To Certain Foreign Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FATCA withholding may apply to payments to certain foreign entities.

Payments made under the Notes to a foreign financial institution, or “FFI,” or non-financial foreign entity, or “NFFE” (including such an institution or entity acting as an intermediary), may be subject to a U.S. withholding tax of 30% under U.S. Foreign Account Tax Compliance Act provisions of the Code (commonly referred to as “FATCA”). This withholding tax may apply to payments of interest on the Notes as well unless the FFI or NFFE complies with certain information reporting, withholding, identification, certification and related requirements imposed by FATCA. Depending upon the status of a holder and the status of an intermediary through which any Notes are held, the holder could be subject to this 30% withholding tax in respect of any interest paid or deemed paid on the Notes. You should consult your own tax advisors regarding FATCA and how it may affect your

	investment in the Notes. See “Material United States Federal Income Tax Consequences — Taxation of Note Holders — FATCA Withholding on Payments to Certain Foreign Entities” in this prospectus supplement for more information.
2027 Notes
Financial Highlights [Abstract]
Senior Securities Amount						$ 152,250			$ 152,250				$ 152,250
Senior Securities Coverage per Unit						$ 4,332			$ 4,593				$ 4,784
2026 Notes
Financial Highlights [Abstract]
Senior Securities Amount						$ 95,000			$ 95,000				$ 70,000					$ 20,000
Senior Securities Coverage per Unit						$ 6,341			$ 6,759				$ 9,229					$ 31,310
Credit Facility
Financial Highlights [Abstract]
Senior Securities Amount						$ 302,000			$ 272,000				$ 337,000					$ 61,000	$ 99,000	$ 61,000
Senior Securities Coverage per Unit						$ 2,680			$ 3,011				$ 2,709					$ 10,938	$ 5,710	$ 7,169
Credit Facility - CIBC
Financial Highlights [Abstract]
Senior Securities Amount																					$ 59,500
Senior Securities Coverage per Unit																					$ 3,813
Common Stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor
Security Voting Rights [Text Block]	Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.